Research and Development Expenses (Details) - Research and Development Expenses - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Research and Development Expenses
Personnel expenses	€ 44,954	€ 40,003
Expenses incurred by supplier	46,046	24,509
Contractor and consulting expenses	11,266	6,762
Component and material costs	12,466	2,195
Amortization and depreciation expenses	6,816	3,912
IT and communication expense	3,833	2,818
Other miscellaneous expenses	€ 5,276	€ 4,096